LOANS (Details 9) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 2,310	$ 3,472
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	2,146	2,565
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	0	381
Non residential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 164	$ 526